Offerings	Aug. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,296,549
Maximum Aggregate Offering Price	$ 509.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.08
Offering Note	Relates to common stock, par value $0.0001 per share ("Rallybio Common Stock"), of Rallybio Corporation, a Delaware corporation ("Rallybio"), issuable to holders of shares of Class A common stock, par value $0.0001 per share ("Avenzo Common Stock"), shares of preferred stock, par value $0.0001 per share ("Avenzo Preferred Stock"), and outstanding unexercised options to purchase shares of Avenzo Common Stock that will be assumed by Rallybio and converted into options to purchase shares of Rallybio Common Stock ("Avenzo Options," and together with the Avenzo Common Stock and Avenzo Preferred Stock, "Avenzo Shares"), of Avenzo Therapeutics, Inc., a Delaware corporation ("Avenzo"), in the merger of Farmington Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Rallybio, with and into Avenzo, with Avenzo surviving as a wholly-owned subsidiary of Rallybio. The amount of Rallybio Common Stock to be registered includes the estimated maximum number of shares of Rallybio Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of the Rallybio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 0.5020 shares of Rallybio Common Stock for each Avenzo Share. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Avenzo is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued (or become issuable) in the merger is one-third of the aggregate par value of the Avenzo securities expected to be exchanged for the shares ofRallybio Common Stock being registered, including any Rallybio Common Stock issuable upon exercise of the Avenzo Options.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	197,484,269
Maximum Aggregate Offering Price	$ 6,582.81
Amount of Registration Fee	$ 0.91
Offering Note	Relates to Rallybio Common Stock issuable to holders of Avenzo Shares, in the merger of Farmington Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Rallybio, with and into Avenzo, with Avenzo surviving as a wholly-owned subsidiary of Rallybio. The amount of Rallybio Common Stock to be registered includes the estimated maximum number of shares of Rallybio Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of the Rallybio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 0.5020 shares of Rallybio Common Stock for each Avenzo Share. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the merger. In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Avenzo is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued (or become issuable) in the merger is one-third of the aggregate par value of the Avenzo securities expected to be exchanged for the shares of Rallybio Common Stock being registered, including any Rallybio Common Stock issuable upon exercise of the Avenzo Options. Rallybio previously paid $0.91 in connection with the initial filing of this registration statement with the Securities and Exchange Commission on July 15, 2026. The filing fee associated with the initial filing of this registration statement is hereby carried forward to be applied to the securities registered hereunder. The registrant is also registering an additional 15,296,625 shares of Rallybio Common Stock on this registration statement.